Share-Based Compensation - Schedule of Stock Option Activities (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 17, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numbers of shares
Surrendered (Note 14 (h))		(2,544,917)
Weighted average exercise price
Surrendered (Note 14 (h))		$ 1.00
2017 Plan [Member]
Numbers of shares
Number of shares Outstanding		9,812,881	13,005,596	11,761,596
Granted			640,000	1,470,000	11,051,230
Other addition					710,366
Forfeited	(332,566)	(329,377)	(397,500)	(226,000)
Surrendered (Note 14 (h))		(332,566)
Repurchased			(3,435,215)
Number of shares Outstanding		9,150,938	9,812,881	13,005,596	11,761,596
Exercisable as of December 31, 2019		4,061,176
Weighted average exercise price
Outstanding		$ 0.93	$ 0.95	$ 0.94
Granted			1.00	1.00	$ 1.00
Other addition					0.06
Forfeited		1.00	1.00	1.00
Surrendered (Note 14 (h))		1.00
Repurchased			1.00
Outstanding		0.93	$ 0.93	$ 0.95	$ 0.94
Exercisable as of December 31, 2019		$ 1.00
Weighted average remaining contractual term, Outstanding		7 years 3 months 3 days	7 years 9 months 3 days	8 years 7 months 9 days	9 years 6 months
Weighted average remaining contractual term, Exercisable		7 years 3 months 3 days
Aggregate intrinsic value, Outstanding		$ 110,598	$ 47,671	$ 70,129	$ 24,890
Aggregate intrinsic value, Exercisable		$ 48,787
2018 Plan [Member]
Numbers of shares
Number of shares Outstanding		13,536,588
Granted			13,991,528
Forfeited		(11,005,888)
Repurchased			(454,940)
Number of shares Outstanding		10,991,671	13,536,588
Exercisable as of December 31, 2019		9,565,171	10,438,088
Weighted average exercise price
Outstanding		$ 1.00
Granted			$ 1.00
Repurchased			1.00
Outstanding		1.00	1.00
Exercisable as of December 31, 2019		$ 1.00	$ 1.00
Weighted average remaining contractual term, Outstanding		8 years 7 months 24 days	8 years 10 months 9 days
Weighted average remaining contractual term, Exercisable		8 years 7 months 24 days	9 years 1 month 24 days
Aggregate intrinsic value, Outstanding		$ 132.043	$ 64,840
Aggregate intrinsic value, Exercisable		$ 114,907	$ 49,998
2019 Plan [Member]
Numbers of shares
Granted		72,000
Number of shares Outstanding		72,000
Weighted average exercise price
Granted		$ 6.09
Outstanding		$ 6.09
Weighted average remaining contractual term, Outstanding		9 years 10 months 2 days
Aggregate intrinsic value, Outstanding		$ 498